Financial Risk Factors and Risk Management - Foreign Currency Exposure (Details) - Foreign Currency - EUR (€) € in Billions	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK FACTORS
Exposure	€ 4.2	€ 1.7
Average
FINANCIAL RISK FACTORS
Exposure	3.3	1.6
Highest
FINANCIAL RISK FACTORS
Exposure	4.2	1.7
Lowest
FINANCIAL RISK FACTORS
Exposure	€ 2.5	€ 1.3